UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Vardon Capital Management, LLC
Address:  120 West 45 Street, 17th Floor
New York, New York 10036

Form 13F File Number:   28-10692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Richard W. Shea, Jr.
Title:  	Managing Member
Phone:		(212) 626-6300

Signature, Place, and Date of Signing:


	/s/ Richard W. Shea, Jr.  	New York, NY		02/13/09
	[Signature]		  	[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0
List of 13(f) Securities used for this report: 	Fourth quarter 2008

Form 13F Information Table Entry Total:  	47
Form 13F Information Table Value Total:  	$19477
					 	(thousands)

List of Other Included Managers: 		NONE

Name of Issuer			Title of				Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class			Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	Shared	None
HARRY WINSTON DIAMOND CORP	COM			41587B100	92		20000		SH		Sole		20000
99 CENTS ONLY STORES		COM			65440K106	181		16600		SH		Sole		16600
AMERICAN COMMERCIAL LINES INC	COM			025195207	98		20000		SH		Sole		20000
ASHLAND INC			COM			044209104	317		30200		SH		Sole		30200
ATLAS AIR WORLDWIDE HLDGS INC	COM NEW			049164205	325		17200		SH		Sole		17200
BRINKER INTERNATIONAL INC	COM			109641100	148		14000		SH		Sole		14000
CABLEVISION SYSTEMS CORP	CL A NY CABLVS		12686C109	332		19700		SH		Sole		19700
CACHE INC			COM NEW			127150308	52		25800		SH		Sole		25800
CASEYS GENERAL STORES INC	COM			147528103	307		13500		SH		Sole		13500
CENTRAL EUROPEAN DISTR CORP	COM			153435102	1438		73000		SH		Sole		73000
CINCINNATI BELL INC NEW		COM			171871106	100		52000		SH		Sole		52000
CONSECO INC			COM NEW			208464883	280		54000		SH		Sole		54000
COSI INC			COM			22122P101	640		2226146		SH		Sole		2226146
CROWN HOLDINGS INC		COM			228368106	307		16000		SH		Sole		16000
DEL MONTE FOODS CO		COM			24522P103	182		25500		SH		Sole		25500
DIAMONDROCK HOSPITALITY		COM			252784301	336		66200		SH		Sole		66200
DISCOVERY COMMUNICATIONS NEW	COM SER A		25470F104	312		22000		SH		Sole		22000
DREAMWORKS ANIMATION INC	COM			26153C103	379		15000		SH		Sole		15000
DRYSHIPS INC			COM			Y2109Q101	330		31000		SH		Sole		31000
EARTHLINK INC			COM			270321102	2378		351800		SH		Sole		351800
EASTMAN CHEMICAL CO		COM			277432100	327		10300		SH		Sole		10300
HERBALIFE LTD			COM USD SHS		G4412G101	434		20000		SH		Sole		20000
ISHARES INC 			MSCI BRAZIL		464286400	415		11850		SH		Sole		11850
ISHARES TR 			FTSE XNHUA IDX		464287184	812		27923		SH		Sole		27923
ITT EDUCATIONAL SERVICES INC	COM			45068B109	494		5200		SH		Sole		5200
JOE'S JEANS INC			COM			47777N101	14		40000		SH		Sole		40000
LEAPFROG ENTERPRISES INC	COM			52186N106	105		30000		SH		Sole		30000
LIVE NATION INC			COM			538034109	98		17000		SH		Sole		17000
M & F WORLDWIDE CORP		COM			552541104	309		20000		SH		Sole		20000
MCDONALDS CORP			COM			580135101	305		4900		SH		Sole		4900
MEDIA GENERAL INC		CL A			584404107	105		60000		SH		Sole		60000
MEDIACOM COMMUNICATIONS CORP	CL A			58446K105	1034		240400		SH		Sole		240400
NABORS INDUSTRIES LTD		SHS			G6359F103	332		27700		SH		Sole		27700
PARALLEL PETE CORP DEL		COM			699157103	115		57000		SH		Sole		57000
POLARIS INDUSTRIES INC		COM			731068102	309		10800		SH		Sole		10800
POWERSHS DB US DOLLAR INDEX 	DOLL INDX BEAR		73936D206	262		10000		SH		Sole		10000
QUANTUM CORP			COM			747906204	311		865000		SH		Sole		865000
RUBY TUESDAY INC		COM			781182100	23		15000		SH		Sole		15000
SELECT SECTOR SPDR TR		SBI CONS DISCR		81369Y407	280		13000		SH		Sole		13000
SOHU COM INC			COM			83408W103	327		6900		SH		Sole		6900
SUNSTONE HOTEL INVS INC		COM			867892101	317		51200		SH		Sole		51200
TRUE RELIGION APPAREL INC	COM			89784N104	871		70000		SH		Sole		70000
UNIFI INC			COM			904677101	110		39000		SH		Sole		39000
UNISYS CORP			COM			909214108	2193		2580000		SH		Sole		2580000
UNITED STATES OIL FUND LP	UNITS			91232N108	446		13463		SH		Sole		13463
WALTER INDUSTRIES INC		COM			93317Q105	315		18000		SH		Sole		18000
ISHARES INC			MSCI AUS		464286103	280		20000		SH		Sole		20000